Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding the relationship between executive compensation to our named executive officers (“NEOs”) and Company performance for the fiscal years listed below. In determining “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table, as the valuation methods required by this disclosure differ from those required in reporting the compensation information in the Summary Compensation Table. For our NEOs other than our principal executive officer (“PEO”), compensation is reported as an average. The Compensation Committee and Human Capital did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO (1)		Compensation Actually Paid to PEO (2)(3)		Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($000) (6)	“Core” Diluted Earnings Per Share (7)
	Richard M. Adams	Richard M. Adams, Jr.	Richard M. Adams	Richard M. Adams, Jr.			Total Shareholder Return (4)	Peer Group Shareholder Return (5)

2024	—	$5,538,879	—	$4,597,637	$3,269,601	$2,709,228	$120.69	$128.84	$372,996	$2.75

2023	—	$4,399,095	—	$3,717,513	$2,792,448	$2,253,400	$115.80	$ 95.12	$366,313	$2.78

2022	$4,180,867	$2,663,331	$5,150,164	$3,031,307	$1,726,321	$2,044,967	$119.54	$101.92	$379,627	$2.80

2021	$4,629,578	—	$6,285,498	—	$1,769,377	$2,144,686	$103.02	$124.84	$367,738	$2.96

2020	$4,297,546	—	$4,018,078	—	$1,640,500	$1,319,157	$ 88.54	$ 89.37	$289,023	$2.76
Footnotes:

(1)
Richard M. Adams was our PEO for 2020, 2021, and from January 1, 2022 until March 31, 2022. Richard M. Adams, Jr. was our PEO for the remainder of 2022 and is our current PEO. The individuals comprising our other NEOs other than the PEO (the
“Non-PEO
NEOs”) for each year presented are listed below.

2020	2021	2022	2023-2024

Richard M. Adams, Jr.	Richard M. Adams, Jr.	James J. Consagra, Jr.	Richard M. Adams

James J. Consagra, Jr.	James J. Consagra, Jr.	W. Mark Tatterson	James J. Consagra, Jr.

W. Mark Tatterson	W. Mark Tatterson	Jerold L. Rexroad	W. Mark Tatterson

Darren K. Williams	Jerold L. Rexroad	Darren K. Williams	Darren K. Williams

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the positive changes in the Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the actuarially determined service cost for services rendered by the executives during the listed year. There were no adjustments for “prior service costs” required to be included in the Inclusion of Pension Service Cost column. Any negative pension service costs are excluded from this column.

Year	Summary Compensation Table Total for Richard M. Adams Jr. ($)	Exclusion of Change in Pension Value for Richard M. Adams Jr. ($)	Exclusion of Stock Awards and Option Awards for Richard M. Adams Jr. ($)	Inclusion of Pension Service Cost for Richard M. Adams Jr. ($)	Inclusion of Equity Values for Richard M. Adams Jr. ($)	Compensation Actually Paid to Richard M. Adams Jr. ($)

2024	5,538,879	(16,583)	(2,386,712)	—	1,462,053	4,597,637

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	3,269,601	(18,669)	(1,288,296)	8,930	737,662	2,709,228
The amounts in the Inclusion of Equity Values in the tables above are derived from adding
or deducting the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Richard M. Adams Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Richard M. Adams Jr. ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Richard M. Adams Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Richard M. Adams Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Richard M. Adams Jr. ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Richard M. Adams Jr. ($)	Total— Inclusion of Equity Values for Richard M. Adams Jr. ($)

2024	1,825,403	(299,776)	—	(63,574)	—	—	1,462,053

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total— Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	985,307	(177,442)	—	(70,203)	—	—	737,662

(4)
The Company’s TSR set forth in the table assumes $100 was invested for the period beginning December 31, 2019 through the end of the listed year in the Company, with reinvestment of dividends. There is no assurance that the Company’s common stock performance will continue in the future with the same or similar trends as depicted in the table.

(5)
The Peer Group TSR set forth in this table utilizes the NASDAQ Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2024. The Peer Group TSR assumes $100 was invested for the period starting December 31, 2019 through the end of the listed year in the NASDAQ Bank Index.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(7)
We determined “Core” Diluted Earnings Per Share to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our NEOs in 2024. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. The “Core” Diluted Earnings Per Share amount for 2024 represents earnings per diluted share reflected in the Company’s audited financial statements in accordance with generally accepted accounting principles (“GAAP”) with no adjustments. The “Core” Diluted Earnings Per Share amount for 2023 represents the earnings per diluted share reflected in the Company’s audited financial statements adjusted to exclude approximately $12.0 million, before tax, of noninterest expense incurred in the fourth quarter of 2023 for the FDIC

“special assessment” levied on banking organizations following the 2023 Banking Crisis, a non-GAAP
measure. The “Core” Diluted Earnings Per Share amount for 2022 represents earnings per diluted share reflected in the Company’s audited financial statements in accordance with generally accepted accounting principles (“GAAP”) with no adjustments. The “Core” Diluted Earnings Per Share amount for 2021 and 2020 represents the earnings per diluted share reflected in the Company’s audited financial statements adjusted for merger-related expenses, a non-GAAP
measure. A reconciliation of this
non-GAAP
measure is set forth below for 2023, 2021 and 2020.

“Core” Diluted Earnings Per Share	For the Year Ended December 31, 2023

(Dollars in thousands)

Net Earnings Allocated to Common Shareholders (GAAP) (a)	$365,434

Plus: FDIC “special assessment,” net of tax	9,476

“Core” Net Earnings Allocated to Common Shareholders (non-GAAP) (b)	$374,910

Average Diluted Shares Outstanding (GAAP) (c)	134,753,820

Earnings Per Diluted Common Share (GAAP) [(a)/(c)]	$2.71

“Core” Diluted Earnings Per Share (non-GAAP) [(b)/(c)]	$2.78

“Core” Diluted Earnings Per Share	For the Year Ended December 31, 2021

(Dollars in thousands)

Net Earnings Allocated to Common Shareholders (GAAP) (a)	$366,696

Plus: Merger-related expense, net of tax	17,017

“Core” Net Earnings Allocated to Common Shareholders (non-GAAP) (b)	$383,713

Average Diluted Shares Outstanding (GAAP) (c)	129,512,853

Earnings Per Diluted Common Share (GAAP) [(a)/(c)]	$2.83

“Core” Diluted Earnings Per Share (non-GAAP) [(b)/(c)]	$2.96

“Core” Diluted Earnings Per Share	For the Year Ended December 31, 2020

(Dollars in thousands)

Net Earnings Allocated to Common Shareholders (GAAP) (a)	$288,282

Plus: Merger-related expense, net of tax	43,577

“Core” Net Earnings Allocated to Common Shareholders (non-GAAP) (b)	$331,859

Average Diluted Shares Outstanding (GAAP) (c)	120,090,232

Earnings Per Diluted Common Share (GAAP) [(a)/(c)]	$2.40

“Core” Diluted Earnings Per Share (non-GAAP) [(b)/(c)]	$2.76

Company Selected Measure Name			“Core” Diluted Earnings Per Share
Named Executive Officers, Footnote

2020	2021	2022	2023-2024

Richard M. Adams, Jr.	Richard M. Adams, Jr.	James J. Consagra, Jr.	Richard M. Adams

James J. Consagra, Jr.	James J. Consagra, Jr.	W. Mark Tatterson	James J. Consagra, Jr.

W. Mark Tatterson	W. Mark Tatterson	Jerold L. Rexroad	W. Mark Tatterson

Darren K. Williams	Jerold L. Rexroad	Darren K. Williams	Darren K. Williams

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the NASDAQ Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
			included in our Annual Report for the year ended December 31, 2024. The Peer Group TSR assumes $100 was invested for the period starting December 31, 2019 through the end of the listed year in the NASDAQ Bank Index.
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the positive changes in the Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the actuarially determined service cost for services rendered by the executives during the listed year. There were no adjustments for “prior service costs” required to be included in the Inclusion of Pension Service Cost column. Any negative pension service costs are excluded from this column.

Year	Summary Compensation Table Total for Richard M. Adams Jr. ($)	Exclusion of Change in Pension Value for Richard M. Adams Jr. ($)	Exclusion of Stock Awards and Option Awards for Richard M. Adams Jr. ($)	Inclusion of Pension Service Cost for Richard M. Adams Jr. ($)	Inclusion of Equity Values for Richard M. Adams Jr. ($)	Compensation Actually Paid to Richard M. Adams Jr. ($)

2024	5,538,879	(16,583)	(2,386,712)	—	1,462,053	4,597,637
The amounts in the Inclusion of Equity Values in the tables above are derived from adding
or deducting the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Richard M. Adams Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Richard M. Adams Jr. ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Richard M. Adams Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Richard M. Adams Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Richard M. Adams Jr. ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Richard M. Adams Jr. ($)	Total— Inclusion of Equity Values for Richard M. Adams Jr. ($)

2024	1,825,403	(299,776)	—	(63,574)	—	—	1,462,053

Non-PEO NEO Average Total Compensation Amount			$ 3,269,601	$ 2,792,448	$ 1,726,321	$ 1,769,377	$ 1,640,500
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,709,228	2,253,400	2,044,967	2,144,686	1,319,157
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the positive changes in the Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the actuarially determined service cost for services rendered by the executives during the listed year. There were no adjustments for “prior service costs” required to be included in the Inclusion of Pension Service Cost column. Any negative pension service costs are excluded from this column.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	3,269,601	(18,669)	(1,288,296)	8,930	737,662	2,709,228
The amounts in the Inclusion of Equity Values in the tables above are derived from adding
or deducting the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total— Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	985,307	(177,442)	—	(70,203)	—	—	737,662

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets
forth
the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years for the Company and the Peer Group.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our “Core” Diluted Earnings Per Share during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following chart sets
forth
the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years for the Company and the Peer Group.

Tabular List, Table
The following table presents the financial performance measures that the
Company
considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2024 to Company performance. The measures in this table are not ranked.

Financial Performance Measures

“Core” Diluted Earnings Per Share

Return on Average Assets

Non-Performing Assets Ratio

Total Shareholder Return Amount			$ 120.69	115.8	119.54	103.02	88.54
Peer Group Total Shareholder Return Amount			128.84	95.12	101.92	124.84	89.37
Net Income (Loss)			$ 372,996,000	$ 366,313,000	$ 379,627,000	$ 367,738,000	$ 289,023,000
Company Selected Measure Amount			2.75	2.78	2.8	2.96	2.76
PEO Name	Richard M. Adams	Richard M. Adams, Jr.	Richard M. Adams, Jr.	Richard M. Adams, Jr.		Richard M. Adams	Richard M. Adams
Measure:: 1
Pay vs Performance Disclosure
Name			“Core” Diluted Earnings Per Share
Non-GAAP Measure Description
(7)
We determined “Core” Diluted Earnings Per Share to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our NEOs in 2024. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. The “Core” Diluted Earnings Per Share amount for 2024 represents earnings per diluted share reflected in the Company’s audited financial statements in accordance with generally accepted accounting principles (“GAAP”) with no adjustments. The “Core” Diluted Earnings Per Share amount for 2023 represents the earnings per diluted share reflected in the Company’s audited financial statements adjusted to exclude approximately $12.0 million, before tax, of noninterest expense incurred in the fourth quarter of 2023 for the FDIC

“special assessment” levied on banking organizations following the 2023 Banking Crisis, a non-GAAP
measure. The “Core” Diluted Earnings Per Share amount for 2022 represents earnings per diluted share reflected in the Company’s audited financial statements in accordance with generally accepted accounting principles (“GAAP”) with no adjustments. The “Core” Diluted Earnings Per Share amount for 2021 and 2020 represents the earnings per diluted share reflected in the Company’s audited financial statements adjusted for merger-related expenses, a non-GAAP
measure. A reconciliation of this
non-GAAP
measure is set forth below for 2023, 2021 and 2020.

Measure:: 2
Pay vs Performance Disclosure
Name			Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name			Non-Performing Assets Ratio
Richard M. Adams [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 4,180,867	$ 4,629,578	$ 4,297,546
PEO Actually Paid Compensation Amount					5,150,164	$ 6,285,498	$ 4,018,078
Richard M. Adams, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,538,879	$ 4,399,095	2,663,331
PEO Actually Paid Compensation Amount			4,597,637	$ 3,717,513	$ 3,031,307
PEO | Richard M. Adams, Jr. [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,462,053
PEO | Richard M. Adams, Jr. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,825,403
PEO | Richard M. Adams, Jr. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(299,776)
PEO | Richard M. Adams, Jr. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(63,574)
PEO | Richard M. Adams, Jr. [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(16,583)
PEO | Richard M. Adams, Jr. [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,386,712)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			737,662
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			985,307
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(177,442)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(70,203)
Non-PEO NEO | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,669)
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,288,296)
Non-PEO NEO | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 8,930